Stock-based Compensatin - Additional Information (Details) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 16, 2023	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Contractual term		10 years	10 years
Service-based Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation costs		$ 3,600
Share-based compensation arrangement by share-based payment award, options, grants in period			9,848	3,030
Non-vested stock options unrecognized compensation costs			$ 11,700	$ 1,800
Performance-based Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation costs		$ 1,699,000
Share-based compensation arrangement by share-based payment award, options, grants in period			159,621	145,758
Non-vested stock options unrecognized compensation costs			$ 1,845,000	$ 1,569,000
Service-based stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period			9,848	3,030
Performance-based stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period			159,621	145,758
Executive Directors and Employees
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period		3 years	3 years
Directors
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period		12 months	12 months
Directors | 2023 Equity Incentive Plan | Subsequent Event
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration period	10 years
Aggregate number of shares issued	2,500,000
Share-based payment award, number of shares issued	0
Number of shares converted to common stock outstanding	25.00%
Number of shares common stock available for issuance	832,195